Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 13:-	SHAREHOLDERS' EQUITY

The Ordinary shares of the Company are traded on Nasdaq Global Market and on the Tel Aviv Stock Exchange, under the symbol "CRNT".

a.	General:

The ordinary shares entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company, and to receive dividends, if declared.

b.	Stock options plans:

1.
Under the Company's 1996 key Employee Share Incentive Plan, the 1997 Affiliate Employees Stock Option Plan ("the Plans"), and the 2003 Share Option Plan ("the 2003 Plan"), options may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over one to five years. The options expire ten years from the date of grant.

In light of the adoption of the 2003 Plan, the Company ceased granting options under the 1996 Key Employee Share Incentive Plan as of December 31, 2002 and under the 1997 Affiliate Employee Share Option Plan as of February 2003 although options granted under the 1996 Key Employee Share Incentive Plan or 1997 Affiliate Share Option Plan before such dates are still valid, subject to the respective Plans.

2.
Upon adoption of its share option plans, the Company reserved for issuance 17,920,688 ordinary shares in accordance with the respective terms thereof. As of December 31, 2011, the Company still has 1,129,623 Ordinary shares available for future grant under the plans. Any options, which are canceled or forfeited before the expiration date, become available for future grants.

3.	On September 6, 2010, the Company's board of directors amended the 2003 Plan so as to enable to grant Restricted share Units ("RSUs") pursuant to such 2003 Plan.

4.	The following is a summary of the Company's stock options and RSUs granted among the various plans:

	Year ended December 31, 2011
	Number of options and RSUs	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year *)	4,928,236	$6.15
Granted	1,795,502	$11.79
Exercised	(1,057,122)	$4.24
Forfeited or expired	(210,272)	$9.92

Outstanding at end of the year	5,456,344	$8.23	7.01	$7,256

Options exercisable at end of the year	2,928,548	$6.58	5.55	$5,547

Vested and expected to vest	5,198,660	$8.08	6.91	$7,204

*)	including 200,000 RSUs granted (see Note 1b1).

The Company's options are generally granted at exercise prices which are equal to the average market value of the Ordinary shares in the period of 30 trading day prior to the grant date. The weighted average grant date fair values of the options granted during 2009, 2010 and 2011 were $ 3.99, $ 5.89 and $ 5.63, respectively. Grant date fair value of the RSUs granted during 2010 was $ 9.39.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of fiscal 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount is impacted by the changes in the fair market value of the Company's shares. Total intrinsic value of options exercised during the years ended December 31, 2010 and 2011 were $ 6,109 and $ 7,278, respectively. As of December 31, 2011, there was $ 6,056 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans and $ 1,238 under the Company's RSUs plan.

That cost is expected to be recognized over a weighted-average period of approximately one year.

The following is a summary of the Company's stock options and RSUs granted separated into ranges of exercise price:

Exercise price (range)	Options and RSUs outstanding as of December 31, 2011	Weighted average remaining contractual life (years)	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2011	Remaining contractual life (years for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	150,000			-		-
0.00-2.00	76,275	0.51	1.48	76,275	0.51	1.48
2.34-3.90	98,475	2.93	3.89	98,475	2.93	3.89
4.09-5.98	2,044,894	5.05	5.16	1,794,049	4.79	5.10
6.12-7.96	60,864	6.11	6.80	39,639	5.09	6.75
8.16-9.98	1,184,004	8.26	9.11	588,290	7.59	9.13
10.19-14.3	1,841,832	8.90	12.31	331,820	7.99	11.98

	5,456,344	7.01	8.23	2,928,548	5.55	6.58

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2009, 2010 and 2011, was comprised as follows:

	Year ended December 31,
	2009	2010	2011

Cost of revenues	$256	$315	$255
Research and development *)	643	814	1,536
Selling and marketing	1,185	1,177	2,460
General and administrative	1,523	1,901	2,313

Total stock-based compensation expenses	$3,607	$4,207	$6,564

*)	Including $ 133 and $ 460 compensation expenses related to RSUs for the year ended December 31, 2010 and 2011, respectively.

c.	Treasury shares:

In October 2008, the Company initiated a share repurchase program, under which, the Company is authorized to purchase its outstanding Ordinary shares up to aggregate value of $ 20,000. The purchases may be performed in the open market or in negotiated or block transactions, all subject to regulatory requirements. As of December 31, 2009, the Company had completed the share purchase program with a total purchase of 3,481,523 of its outstanding Ordinary shares, at a weighted average price per share of $ 5.74, for the total consideration of approximately $ 20,091 (including commission and broker fees).

d.	Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS or in foreign currency subject to any statutory limitations. The Company does not intend to pay cash dividends in the foreseeable future.